DBX ETF Trust | 1
Schedule of Investments
Xtrackers US Green Infrastructure Select Equity ETF
August 31, 2024 (Unaudited)
Hidden Row
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
Number
of Shares Value $
COMMON STOCKS — 99.5%
Consumer Discretionary
— 13.6%
EVgo, Inc. *(a)
28,117 127,370
Lucid Group, Inc. *(a)
28,564 114,827
QuantumScape Corp. *
16,631 96,626
Rivian Automotive, Inc., Class
A *
5,496 77,659
Tesla, Inc. *
342 73,226
Worthington Enterprises, Inc.
2,073 94,943
(Cost $586,378)
584,651
Energy — 2.0%
Green Plains, Inc. *
(Cost $157,341)
5,947 84,269
Industrials — 61.5%
A O Smith Corp.
1,084 90,753
Array Technologies, Inc. *
9,088 60,981
AZZ, Inc.
1,176 97,808
Blink Charging Co. *(a)
29,308 54,513
Bloom Energy Corp., Class A *(a)
7,029 83,715
Carrier Global Corp.
1,415 102,984
Casella Waste Systems, Inc.,
Class A *
885 95,456
ChargePoint Holdings, Inc. *(a)
47,108 88,563
Clean Harbors, Inc. *
403 99,098
EnerSys
897 90,893
Enviri Corp. *
10,536 125,905
Eos Energy Enterprises, Inc. *(a)
43,677 116,618
Fluence Energy, Inc. *(a)
5,219 95,873
FuelCell Energy, Inc. *(a)
149,959 60,703
Graco, Inc.
1,142 95,186
IDEX Corp.
453 93,535
Ingersoll Rand, Inc.
954 87,243
Lennox International, Inc.
165 97,381
Montrose Environmental Group,
Inc. *
2,432 80,013
NEXTracker, Inc., Class A *
1,854 75,402
Parker-Hannifin Corp.
172 103,234
Plug Power, Inc. *(a)
33,448 62,882
Republic Services, Inc.
457 95,152
Shoals Technologies Group, Inc.,
Class A *
14,282 76,980
Sunrun, Inc. *
6,464 132,641
TPI Composites, Inc. *(a)
23,930 103,617
Veralto Corp.
939 105,572
Waste Management, Inc.
426 90,329
Xylem, Inc.
660 90,770
(Cost $2,795,711)
2,653,800
Number
of Shares Value $
Information Technology
— 4.2%
First Solar, Inc. *
394 89,584
Itron, Inc. *
900 91,998
(Cost $140,366)
181,582
Materials — 6.7%
Ecolab, Inc.
370 93,677
PureCycle Technologies, Inc. *(a)
17,403 106,158
Reliance, Inc.
317 90,868
(Cost $267,615)
290,703
Utilities — 11.5%
Altus Power, Inc. *
21,423 66,840
Brookfield Renewable Corp.,
Class A
2,955 84,188
NextEra Energy Partners LP
3,433 85,996
Ormat Technologies, Inc.
1,251 93,237
Sunnova Energy International,
Inc. *(a)
14,774 164,139
(Cost $525,910)
494,400
TOTAL COMMON STOCKS
(Cost $4,473,321)
4,289,405
EXCHANGE-TRADED FUNDS
— 0.4%
Vaneck Green Infrastructure ETF
(Cost $17,958)
750 19,040
SECURITIES LENDING
COLLATERAL — 27.5%
DWS Government & Agency
Securities Portfolio
“DWS Government Cash
Institutional Shares", 5.21%
(b)(c)
(Cost $1,183,925)
1,183,925 1,183,925
CASH EQUIVALENTS — 0.0%
DWS Government Money Market
Series "Institutional Shares",
5.24% (b)
(Cost $1,449)
1,449 1,449
TOTAL INVESTMENTS — 127.4%
(Cost $5,676,653)
5,493,819
Other assets and liabilities,
net — (27.4%)
(1,180,669)
NET ASSETS — 100.0%
4,313,150

2 | DBX ETF Trust
Schedule of Investments
Xtrackers US Green Infrastructure Select Equity ETF
(Continued)
August 31, 2024 (Unaudited)
A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2024 is as follows:
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund’s investments.
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (844) 851-
4255. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
UPGR-PH1
R-089711-2 (5/25) DBX006037 (5/25)
 *(a)
Value ($) at
5/31/2024
Purchases Cost
($)
Sales
Proceeds ($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
8/31/2024
Value ($) at
8/31/2024
SECURITIES LENDING COLLATERAL — 27.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 5.21% (b)(c)
603,600 580,325 (d) — — — 8,414 — 1,183,925 1,183,925
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series "Institutional Shares", 5.24% (b)
— 18,585 (17,136) — — 29 — 1,449 1,449
603,600 598,910 (17,136) — — 8,443 — 1,185,374 1,185,374
*
Non-income producing security.
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2024 amounted to $1,045,624, which is 24.2% of net assets.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31,
2024.
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 4,289,405 $ — $ — $ 4,289,405
Exchange-Traded Funds
19,040 — — 19,040
Short-Term Investments (a)
1,185,374 — — 1,185,374
TOTAL
$ 5,493,819 $ — $ — $ 5,493,819
(a)
See Schedule of Investments for additional detailed categorizations.